Segmented information	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Segmented information
Note 14.    Segmented information
CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, products and services through a team in our banking centres, as well as through our direct, mobile and remote channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth
individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides high-touch, relationship-oriented commercial, personal and small business banking, as well as wealth management services to meet the needs of middle-market companies, executives, entrepreneurs, high-net-worth
individuals and families in the markets we serve in the U.S.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked
research to corporate, government and institutional clients around the world.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Treasury, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Changes made to our business segments
The following changes were made in the first quarter of 2020:
•
We changed the way that we allocate capital to our SBUs. Previously, we utilized an economic capital model to attribute capital to our SBUs. Effective November 1, 2019 capital is now allocated to the SBUs based on the estimated amount of regulatory capital required to support their businesses.

•
The transfer pricing methodology used by Treasury was enhanced to align with the changes that we made to our capital allocation methodology as discussed above. Concurrently with this change, we also made other updates and enhancements to our funds transfer pricing methodology as well as minor updates to certain allocation methodologies.

These changes impacted the results of our SBUs. Prior period amounts were revised accordingly. There was no impact on consolidated net income resulting from these changes.
Business unit allocations
Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.
Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. Consistent with the changes discussed above in the “Changes made to our business segments” section, this market-based cost of funds takes into account the cost of maintaining sufficient regulatory capital to support business requirements, including the cost of preferred shares. Once the interest and liquidity risks inherent in our client-driven assets and liabilities are transfer priced into Treasury, they are managed within CIBC’s risk framework and limits. The residual financial results associated with Treasury activities are reported in Corporate and Other, with the exception of certain Treasury activities in U.S. Commercial Banking and Wealth Management, which are reported in that SBU. Capital is attributed to the SBUs in a manner that is intended to consistently measure and align the costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other. As discussed above in the “Changes made to our business segments” section, effective November 1, 2019, capital is attributed to the SBUs based on the estimated amount of regulatory capital required to support their businesses. We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.
To measure and report the results of operations of the lines of business within our Canadian Personal and Business Banking and Canadian Commercial Banking and Wealth Management SBUs, we use a Manufacturer/Customer Segment/Distributor Management Model. The model uses certain estimates and allocation methodologies to process internal payments between lines of business for sales, renewals and trailer commissions to facilitate preparation of segmented financial information. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.
Non-interest
expenses incurred by our functional groups are attributed to the SBUs to which they relate based on appropriate criteria.
We recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$1,541	$321	$377	$461	$62	$2,762
Apr. 30	Non-interest income (2)	538	704	141	363	70	1,816
	Total revenue (1)	2,079	1,025	518	824	132	4,578
	Provision for (reversal of) credit losses	654	186	230	222	120	1,412
	Amortization and impairment (3)	57	7	34	2	180	280
	Other non-interest expenses	1,092	552	259	416	105	2,424
	Income (loss) before income taxes	276	280	(5)	184	(273)	462
	Income taxes (1)	73	74	(23)	47	(101)	70
	Net income (loss)	$203	$206	$18	$137	$(172)	$392
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(8)	$(8)
	Equity shareholders	203	206	18	137	(164)	400
	Average assets (4)	$260,942	$66,931	$55,981	$226,009	$115,838	$725,701
2020	Net interest income (1)	$1,618	$315	$348	$384	$96	$2,761
Jan. 31	Non-interest income (2)	596	740	159	487	112	2,094
	Total revenue (1)	2,214	1,055	507	871	208	4,855
	Provision for (reversal of) credit losses	215	35	15	(10)	6	261
	Amortization and impairment (3)	57	7	32	3	147	246
	Other non-interest expenses	1,102	554	267	416	480	2,819
	Income (loss) before income taxes	840	459	193	462	(425)	1,529
	Income taxes (1)	223	123	24	127	(180)	317
	Net income (loss)	$617	$336	$169	$335	$(245)	$1,212
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	617	336	169	335	(252)	1,205
	Average assets (4)	$260,661	$65,257	$51,609	$203,972	$98,032	$679,531
2019	Net interest income (1)	$1,538	$288	$337	$262	$35	$2,460
Apr. 30 (5)	Non-interest income (2)	588	710	137	494	153	2,082
	Total revenue (1)	2,126	998	474	756	188	4,542
	Provision for (reversal of) credit losses	229	23	11	–	(8)	255
	Amortization and impairment (3)	25	2	27	1	123	178
	Other non-interest expenses	1,097	529	250	371	163	2,410
	Income (loss) before income taxes	775	444	186	384	(90)	1,699
	Income taxes (1)	207	119	24	101	(100)	351
	Net income (loss)	$568	$325	$162	$283	$10	$1,348
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	568	325	162	283	3	1,341
	Average assets (4)	$258,272	$61,779	$47,939	$182,980	$82,586	$633,556
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $46 million, respectively, for the three months ended April 30, 2020 (January 31, 2020: nil and $49 million, respectively; April 30, 2019: $1 million and $43 million, respectively) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

$ millions, for the six months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$3,159	$636	$725	$845	$158	$5,523
Apr. 30	Non-interest income (2)	1,134	1,444	300	850	182	3,910
	Total revenue (1)	4,293	2,080	1,025	1,695	340	9,433
	Provision for (reversal of) credit losses	869	221	245	212	126	1,673
	Amortization and impairment (3)	114	14	66	5	327	526
	Other non-interest expenses	2,194	1,106	526	832	585	5,243
	Income (loss) before income taxes	1,116	739	188	646	(698)	1,991
	Income taxes (1)	296	197	1	174	(281)	387
	Net income (loss)	$820	$542	$187	$472	$(417)	$1,604
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(1)	$(1)
	Equity shareholders	820	542	187	472	(416)	1,605
	Average assets (4)	$260,800	$66,085	$53,771	$214,869	$106,837	$702,362
2019	Net interest income (1)	$3,101	$601	$682	$554	$118	$5,056
Apr. 30 (5)	Non-interest income (2)	1,189	1,381	271	914	296	4,051
	Total revenue (1)	4,290	1,982	953	1,468	414	9,107
	Provision for (reversal of) credit losses	437	66	27	66	(3)	593
	Amortization and impairment (3)	48	4	54	2	241	349
	Other non-interest expenses	2,401	1,041	497	738	322	4,999
	Income (loss) before income taxes	1,404	871	375	662	(146)	3,166
	Income taxes (1)	374	233	45	173	(189)	636
	Net income (loss)	$1,030	$638	$330	$489	$43	$2,530
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$11	$11
	Equity shareholders	1,030	638	330	489	32	2,519
	Average assets (4)	$259,057	$60,970	$45,865	$179,721	$81,357	$626,970
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include TEB adjustments of nil and $95 million, respectively, for the six months ended April 30, 2020 ($1 million and $84 million, respectively, for the six months ended April 30, 2019) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.